Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Investments related party	$ 331,367	$ 329,119	$ 497,221
Accounts payable and accrued expenses related party	103,012	157,157	65,724	[1]
Other liabilities related party	$ 34,796	$ 31,727	$ 14,622	[1]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	250,000,000	250,000,000	250,000,000
Treasury stock common units	9,000	9,000	9,000
other assets related party	$ 11,912	$ 14,699	$ 32,903	[1]
Series A Preferred Stock [Member]
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	226,932	226,932	0
Preferred stock, shares outstanding	226,932	226,932	0
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	18,750,000	18,750,000	18,750,000
Common stock, shares issued	4,006,000	3,348,000	2,252,000
Common stock, shares outstanding	4,000,000	3,339,000	2,244,000
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000	250,000	250,000
Common stock, shares issued	239,000	239,000	239,000
Common stock, shares outstanding	239,000	239,000	239,000
Variable Interest Entity, Primary Beneficiary [Member]
Investments related party	$ 331,367	$ 329,113	$ 491,859	[1]
Parent Company [Member]
Investments related party		6	5,362	[1]
Related Party [Member]
Accounts payable and accrued expenses related party	13,635	14,143	10,485
Other liabilities related party	11,833	9,740	100
other assets related party			2,195
Related Party [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Investments related party	194	552	76,154
Related Party [Member] | Parent Company [Member]
Investments related party		$ 6	$ 1,371

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.